Common stock (Options outstanding) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended																6 Months Ended	12 Months Ended
	Jun. 29, 2012	May 31, 2012	Mar. 27, 2012	Feb. 09, 2012	Dec. 20, 2011	Oct. 26, 2011	Oct. 03, 2011	Jul. 28, 2011	Jun. 14, 2011	May 05, 2011	Mar. 31, 2011	Dec. 23, 2010	Sep. 07, 2010	Jul. 16, 2010	Mar. 31, 2010	Feb. 26, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Shares Available for Grant, Outstanding [Roll Forward]
Shares Available for Grant, Outstanding, Beginning balance																	1,101,111	494,889
Additional reserve for future issuance																		1,889,226
Shares removed from plan																	(167,166)
Options cancelled and not returned to the reserve for future issuance																		(6,261)
Early exercised options repurchased and added back to the pool																	1,315	1,970
Shares Available for Grant, Outstanding, Ending balance																	470,840	1,101,111	494,889
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options, Outstanding, Beginning balance																	3,808,222	3,534,875
Options granted	(27,500)	(370,470)	(41,161)	(57,239)	(112,239)	(83,241)	(200,000)	(71,326)	(45,696)	(420,404)	(363,415)	(314,472)	(144,331)	(18,913)	(99,999)	(18,246)	(496,370)	(1,364,237)
Options exercised																	(350,750)	(1,005,366)
Options cancelled																	(26,989)	(79,358)
Options expired																	(4,961)	(6,166)
Number of Options, Outstanding, Ending balance																	3,921,892	3,808,222	3,534,875
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price, Outstanding, Beginning balance																	$ 3.57	$ 1.64
Options granted	$ 26.79	$ 24.15	$ 16.00	$ 12.42	$ 11.10	$ 11.10	$ 11.10	$ 11.10	$ 5.04	$ 5.04	$ 4.68	$ 2.16	$ 2.22	$ 2.04	$ 1.62	$ 1.62	$ 22.27	$ 7.32
Options exercised																	$ 1.36	$ 1.80
Options cancelled																	$ 4.26	$ 4.32
Options expired																	$ 2.58	$ 0.90
Weighted Average Exercise Price, Outstanding, Ending balance																	$ 6.13	$ 3.57	$ 1.64
Share-based Compensation Arrangement by Share-based Payment Award, Options, Weighted-Average Remaining Contractual Term [Abstract]
Weighted Average Remaining Contractual Term, Options Outstanding																	7 years 0 months 7 days	6 years 8 months 4 days	6 years 3 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Aggregate Intrinsic Value [Abstract]
Aggregate Intrinsic Value, Options Outstanding																	$ 81,029	$ 28,682	$ 1,861
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Options vested and expected to vest (Number of options)																	3,859,983	3,679,649
Options vested and expected to vest (Weighted average exercise price)																	$ 6.00	$ 3.51
Options vested and expected to vest (Weighted average remaining contractual term)																	6 years 11 months 27 days	6 years 7 months 21 days
Options vested and expected to vest (Aggregate intrinsic value)																	80,259	27,911
Options vested and exercisable (Number of options)																	2,300,191	2,188,231
Options vested and exercisable (Weighted average exercise price)																	$ 2.43	$ 2.08
Options vested and exercisable (Weighted average remaining contractual term)																	5 years 7 months 13 days	5 years 3 months 22 days
Options vested and exercisable (Aggregate intrinsic value)																	$ 56,036	$ 19,727